Derivatives (Detail 6) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Currency effects
Year-on-year currency effects, including hedging, impact	$ 15	$ (220)
Year-on-year derivative and other transaction gains and (losses) impact	$ (115)